Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory
6.	Inventory
Inventory consisted of the following:

	As of December 31,	As of March 31,
	2020	2021
Finished goods	943,945	1,298,811
Raw materials	387,524	631,199
Work-in-process	11,556	3,170

Total	1,343,025	1,933,180

Raw materials primarily consist of materials for volume production.
Work-in-process
primarily consist of P7 in
p
roduction which will be transferred into production cost when incurred.
Finished goods primarily consist of vehicles ready for transit at production factory, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale at its delivery and service centers, vehicle parts and charging piles.
For the three months ended March 31, 2020 and 2021, write-downs of inventories to net realizable value amounted to RMB8,000 and RMB46,525, which were recognized in cost of sales and R&D expenses.

6. Inventory
Inventory consisted of the following:

	As of December 31,
	2019	2020
Finished goods	328,443	943,945
Raw materials	125,673	387,524
Work-in-process	—	11,556

Total	454,116	1,343,025

Raw materials primarily consist of materials for volume production.
Work-in-process
primarily consist of P7 in production which will be transferred into production cost when incurred.

Finished goods primarily consist of vehicles ready for transit at production factory, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale at its delivery and service centers, vehicle parts and charging piles.
For the year ended December 31, 2019, inventory write-downs of RMB109,505 mainly due to the phasing out of G3 2019 model were recognized in cost of sales. For the year ended December 31, 2020, write-downs of inventories to net realizable value amounted to RMB92,612, which were recognized in cost of sales.